Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

19. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following regulated and non-regulated assets:

As at		December 31	December 31
millions of Canadian dollars	Estimated useful life	2017	2016
Generation	3 to 131	$11,010	$10,553
Transmission	15 to 80	2,786	2,799
Distribution	4 to 80	5,660	5,715
Gas transmission and distribution	7 to 85	2,867	2,895
General plant and other	3 to 60	1,874	1,711
Total cost		24,197	23,673
Less: Accumulated depreciation		(7,824)	(7,787)
		16,373	15,886
Construction work in progress		622	1,404
Net book value		$16,995	$17,290